Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

July 31, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Funds (033-02659; 811-04556) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Retail Prospectus and Statement of Additional Information, dated July 31, 2013, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 176) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 30, 2013 via EDGAR (Accession Number 0001193125-13-310191).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

Assistant Secretary